Other Investments - Schedule of Other Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other investments [line items]
Beginning of other investments	£ 1,837	£ 1,322
Additions	3,614	277
Net fair value movements through Other comprehensive income	1,318	314
Net fair value movements through profit or loss	(438)	(14)
Disposals and settlements	(3,271)	(62)
Ending of other investments	3,060	1,837
Investments designated as measured at FVTOCI [member]
Other investments [line items]
Beginning of other investments	1,781	1,250
Additions	409	274
Net fair value movements through Other comprehensive income	1,318	314
Disposals and settlements	(569)	(57)
Ending of other investments	2,939	1,781
Investments measured a FVTPL [member]
Other investments [line items]
Beginning of other investments	56	72
Additions	3,205	3
Net fair value movements through profit or loss	(438)	(14)
Disposals and settlements	(2,702)	(5)
Ending of other investments	£ 121	£ 56